Treasury Shares	12 Months Ended
Dec. 31, 2021
Treasury Shares [Abstract]
Treasury shares

20. Treasury Shares

Treasury shares were previously held by Connect Union for the purpose of issuing shares under 2019 Stock Incentive Plan in 2019 and 2020. All the Company’s ordinary shares held by Connect Union were surrendered to the Company in September 2021. As of December 31, 2019, 2020 and 2021, there were 877,066, 2,563,563 and 2,407,091 treasury shares, respectively.